Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Commitments and Contingencies [Abstract]
Commitments and Contingencies
11.	Contingencies

Contingencies

The Company is subject to certain legal proceedings and claims, which arise in the ordinary course of its business. Although occasional adverse decisions or settlements may occur, the Company believes that the final disposition of such matters should not have a material adverse effect on its financial position, results of operations or liquidity.

11.	Commitments and Contingencies

Operating Leases

On September 1, 2013 the Company leased a facility ("commissary kitchen") in Los Angeles, California under a five year term totaling $345,132. Under the terms of the lease the Company paid a deposit of $10,620 which has been recorded in Other Assets. Rental expense for the commissary kitchen for the year ended December 31, 2013 totaled $31,860 and over the remaining term was as follows: $64,992 for 2014; $67,590 for 2015; $70,302 for 2016; $73,116 for 2017; and $37,272 for 2018.

On July 1, 2010 the Company leased a facility ("commissary kitchen") in Los Angeles, California under an informal lease letter agreement directly with the Landlord. The rental terms of the lease are on a month to month basis.

On October 21, 2009 the Company executed a Vehicle and Maintenance Agreement with a Los Angeles based mobile food truck vendor. The agreement provides for rental of one or more mobile food trucks on a month to month basis after an initial six minimum month term per truck where rent is payable daily upon return of the truck to the vendor's service and parking facility.

Combined rental expense for kitchen facilities and food truck rental for the year ended December 31, 2013 and 2012 were $269,039 and $92,622, respectively.

Consulting Agreements

TRIG Capital Advisory Agreement

On July 16, 2012, the Company entered into an advisory agreement (the "TRIG Capital Advisory Agreement") with TRIG Capital Group, LLC ("TRIG Capital"). The term of the agreement began on the effective date and continues until such agreement is terminated by the parties. Pursuant to the TRIG Capital Advisory Agreement, TRIG Capital provides us with domestic marketing services, management advice and support regarding operations, administrative services, finance and assist with business development as required by the Company. In addition, TRIG Capital assists management in establishing its franchising operations and assisting in the sale of these franchises. Under the TRIG Capital Advisory Agreement, TRIG Capital may engage third parties reasonably acceptable to the Company to assist in its efforts to satisfy the terms of the TRIG Capital Advisory Agreement, but TRIG Capital is liable for any such payments made to third parties engaged by TRIG Capital.

As compensation for such services, the Company granted TRIG Capital a warrant to purchase 1,800,000 shares of Common Stock (the "TRIG Warrant"). The TRIG Warrant is exercisable until July 16, 2017. The TRIG Warrant is exercisable at $2.00 or on a cashless basis if the market price of the Company's common stock is less than the exercise price or $2.00. The 1,800,000 warrants were subsequently transferred to Mr. Cervantes, Mr. Goldstein and Mr. Lee, equally. In addition to the TRIG Warrant, since the consummation of the Share Exchange Transaction, the Company pays TRIG Capital a cash bonus of ten (10%) percent of the purchase price of any franchises that TRIG Capital may sell on behalf of the Company. This cash bonus will be extended to TRIG Capital for a period of five (5) years. Additionally, TRIG Capital receives a monthly fee of $7,000 on the last day of each month for a period of no less than 18 months.

Trilogy IR Agreement

On July 16, 2012, the Company entered into an investor relations agreement (the "Investor Relations Agreement") with Trilogy Capital Partners, Inc. ("Trilogy"). The parties agreed to an eighteen (18) month contract, whereby Trilogy will provide the services to develop and implement a proactive financial communications program designed to increase the investor awareness of the Company in the investment community. In addition, Trilogy will assist in preparing and disseminating investor relations documents, materials, and our presentations, including press releases, online communications, and Company's website.

The Company will pay Trilogy $10,000 per month for these services. In addition, the Company paid Trilogy $25,000 as an engagement fee. Additionally, the Company paid Trilogy $40,000 upon the consummation of the Initial Closing of the 2012 Private Placement Offering and paid an additional $40,000 at the final closing of the 2012 Private Placement Offering.

Grandview Capital Advisory Agreement

On July 16, 2012, the Company entered into an advisory agreement (the "Grandview Advisory Agreement") with Grandview Capital Partners, Inc. ("Grandview"). Pursuant to the Grandview Advisory Agreement, Grandview will provide primarily assistance and advice in seeking out a potential additional merger or acquisition partners or targets.

The Company will pay Grandview $10,000 per month for a period of 18 months. In the event that the Company enters into any transaction involving a sale of our company or the sale of any substantial or material assets within 36 months of the date of the Grandview Advisory Agreement, Grandview will receive a fee between two (2%) and ten (10%) percent of the total transaction, depending on the transaction value, as defined in the Grandview Advisory Agreement. Additionally, the Company paid Grandview a cash success fee of $40,000 upon the consummation of the Initial Closing of the 2012 Private Placement Offering and paid an additional cash success fee of $40,000 at the final closing of the 2012 Private Placement Offering.

On September 6, 2013, the Company entered into a termination agreement (the "Termination Agreement"), whereby the company terminated the Grandview Advisory Agreement with Grandview. The Grandview Advisory Agreement was mutually terminated by the parties because Mr. Goldstein's relationship with the Company changed. As provided in the Grandview Advisory Agreement and the Termination Agreement, the Company agreed that the provisions relating to the payment of fees (including but not limited to the tail fees specified in the Grandview Advisory Agreement relating to any entities or individuals Grandview introduced to the Company prior to the execution of the Termination Agreement), reimbursement of expenses, indemnification and contribution, independent contractor, conflicts, confidentiality and waiver of the right to trial by jury survive such termination. Peter Goldstein, the recently appointed President, interim Chief Financial Officer, Secretary and Director of the Company, is the founder, chairman, chief executive officer and registered principal of Grandview. Mr. Goldstein was also the Company's founder and served as President and Director of the Company from December 31, 2009 to April 12, 2012. Mr. Goldstein did not hold any officer or director positions with the Company when the Grandview Advisory Agreement was consummated and through the Company's 2013 Private Placement Offering.

Clark Group Agreement

On August 15, 2012, the Company entered into an agreement (the "Clark Group Agreement") with Wesley K. Clark & Associates, LLC (the "Clark Group"). The agreement commenced (the "Commencement Date") upon the completion of the Share Exchange Transaction and will continue for a period of two years.

Pursuant to the Clark Group Agreement, General Wesley K. Clark serves as Vice Chairman and Senior Veterans Advisor of the company. Prior to the Commencement Date, the Company paid the Clark Group a $10,000 monthly consultation fee. Following the Commencement Date, the Company paid the Clark Group $200,000 per year for a period of 24 months. The Company also executed a warrant agreement providing the Clark Group with the right to purchase up to 500,000 shares of the Company's Common Stock (the "Clark Warrants") at an exercise price of $1.00 per share. The Clark Warrants are exercisable on the following basis: (i) 100,000 Clark Warrants following the execution of the first 25 veteran franchise agreements; (ii) 100,000 Clark Warrants following the execution of the next 25 veteran franchise agreements; (iii) 100,000 Clark Warrants following the execution of the next 25 veteran franchise agreements; and (iv) 200,000 Clark Warrants following the execution of the next 25 veteran franchise agreements. General Clark will supervise the development and implementation of recruitment and "vetting" for prospective veteran franchisees.

On September 6, 2013, the agreement with the Clark Group was amended (the "Amended Clark Agreement"). Pursuant to the Amended Clark Agreement, the Clark Group will be paid $240,000 per year in cash in twelve equal installments, payable on the first day of each month in the amount of $20,000. In addition, the Company issued warrants to the Clark Group to purchase 500,000 shares of the Company's common stock. The warrants have an exercise price of $1.00 and are exercisable for a period of three years from the date of the Amended Clark Agreement. The Amended Clark Agreement also includes new provisions to the performance bonus as follows: (1) in the event the Company's revenue is in excess of $2,500,000 for any given three month period ending on or prior to July 30, 2014, then the Clark Group is entitled to a cash bonus of $100,000; (2) in the event the Company's revenue is in excess of $6,250,000 for any given three month period ending on or prior to December 31, 2015, then the Clark Group is entitled to a cash bonus of $150,000; (3) in the event the Company's revenue is in excess of $12,500,000 for any given three month period ending on or prior to June 30, 2016, then the Clark Group is entitled to a cash bonus of $500,000. The Amended Clark Agreement also includes additional warrant consideration. In the event that the Company's Common Stock is listed for quotation and begins trading, and within 18 months of the initial trading date the Company's Common Stock exceeds $5.00 per share for a period of 20 consecutive trading days, the Company will issue the Clark Group warrants to purchase 700,000 shares of the Company's Common Stock. The warrants will have an exercise price of $2.00, contain cashless exercise provisions, and be exercisable for a period of three years from the date of granting such warrants.

Employment Agreements

Robert Y. Lee

On July 16, 2012, the Company entered into an employment agreement (the "Lee Employment Agreement") with Robert Y. Lee to serve as the Executive Chairman of the Company.  The agreement stipulated that Mr. Lee would work no fewer than twenty (20) hours per week.  In addition, the parties agreed that Mr. Lee would not engage or participate in any business that is in competition in any manner whatsoever with the business of the Company, or any business which the Company contemplates conducting or intends to conducts.

Pursuant to the terms of the Lee Employment Agreement, the Company paid Mr. Lee $120,000 annually. In addition, Mr. Lee received reimbursements for all reasonable expenses which he incurred during the course of performance under the Lee Employment Agreement. In addition to his annual compensation, the Company paid Mr. Lee a signing bonus of $80,000, of which $40,000 has already been paid. As of September 30, 2013, the Company was unable to pay the remaining bonus of $40,000. The term of the Lee Employment Agreement was for eighteen months.

On September 6, 2013, the Lee Employment Agreement was amended (the "Amended Lee Agreement"). Pursuant to the Amended Lee Agreement, Mr. Lee will be paid $240,000 per year payable in semi-monthly installments on the fifteenth and last day of each month. In addition, Mr. Lee will receive reimbursements from the Company for reasonable out-of-pocket costs and expenses which Mr. Lee incurs in connection with the performance of his duties and obligations under the Amended Lee Agreement in a manner consistent with the Company's practices and policies. Mr. Lee shall be entitled to reimbursements each month as follows: (A) $1,800, for health insurance, (B) $1,500 life insurance and (C) $2,000 automotive allowance. Mr. Lee will also be entitled to a one-time payment of a non-accountable expense advance of $20,000. The Amended Lee Agreement also includes a performance bonus as follows: (1) in the event the Company's revenue is in excess of $2,500,000 for any given three month period ending on or prior to July 30, 2014, then Mr. Lee is entitled to a cash bonus of $100,000; (2) in the event the Company's revenue is in excess of $6,250,000 for any given three month period ending on or prior to December 31, 2015, then Mr. Lee is entitled to a cash bonus of $150,000; (3) in the event the Company's revenue is in excess of $12,500,000 for any given three month period ending on or prior to June 30, 2016, then Mr. Lee is entitled to a cash bonus of $500,000. The Amended Lee Agreement also includes additional warrant consideration. In the event that the Company's Common Stock is listed for quotation and begins trading, and within 18 months of the initial trading date the Company's Common Stock exceeds $5.00 per share for a period of 20 consecutive trading days, the Company will issue Mr. Lee warrants to purchase 700,000 shares of the Company's Common Stock. The warrants will have an exercise price of $2.00, contain cashless exercise provisions, and be exercisable for a period of three years from the date of granting such warrants.

Mr. Lee will also receive the following additional consideration: (i) the Company will pay Mr. Lee, on a case-by-case basis and on terms and compensation to be negotiated separately from the Amended Lee Agreement and evidenced in a separate agreement, for Mr. Lee's role with respect to any business development or any management support activities (as such activities are defined in the Amended Lee Agreement) as may be requested or desired by the Company (ii) for any business development whereby Mr. Lee introduces a prospect to the Company that enters into a licensing agreement with the Company, the Company agrees to pay Lee compensation equal to 5%, per annum, of the license fee on a transaction for the entire term of such licensing agreement and (iii) in the event the Company completes a private placement offering pursuant to the new Jumpstart Our Business Startups Act ("Jobs Act") to which the Company raises a minimum of $5,000,000 in net proceeds, then Mr. Lee shall receive a cash payment of $100,000.

Peter Goldstein

On September 6, 2013, the Company entered into an employment agreement with Peter Goldstein (the "Goldstein Employment Agreement"). Pursuant to the Goldstein Employment Agreement, Mr. Goldstein will serve as Director, President, Interim Chief Financial Officer and Secretary of the Company. Mr. Goldstein will be paid $180,000 per year and payable in semi-monthly installments on the fifteenth and last day of each month. In addition, Mr. Goldstein will receive reimbursements from the Company for reasonable out-of-pocket costs and expenses which he incurs in connection with the performance of his duties and obligations under the Goldstein Employment Agreement in a manner consistent with the Company's practices and policies. Mr. Goldstein is entitled to reimbursement each month as follows: (A) $3,300 for insurance and (B) $2,000 automotive allowance. Mr. Goldstein will also be entitled to a one-time payment of a non-accountable expense advance of $15,000.

The Goldstein Employment Agreement also includes a performance bonus as follows: (1) in the event the Company's revenue is in excess of $2,500,000 for any given three month period ending on or prior to July 30, 2014, then Mr. Goldstein is entitled to a cash bonus of $100,000; (2) in the event the Company's revenue is in excess of $6,250,000 for any given three month period ending on or prior to December 31, 2015, then Mr. Goldstein is entitled to a cash bonus of $150,000; (3) in the event the Company's revenue is in excess of $12,500,000 for any given three month period ending on or prior to June 30, 2016, then Mr. Goldstein is entitled to a cash bonus of $500,000. The agreement also includes additional warrant consideration. In the event that the Company's Common Stock is listed for quotation and begins trading, and within 18 months of the initial trading date the Company's Common Stock exceeds $5.00 per share for a period of 20 consecutive trading days, the Company will issue Mr. Goldstein warrants to purchase 700,000 shares of the Company's Common Stock. The warrants will have an exercise price of $2.00, contain cashless exercise provisions, and be exercisable for a period of three years from the date of granting such warrants. Mr. Goldstein will also receive the following additional consideration: (i) the Company shall pay Mr. Goldstein, on a case-by-case basis and on terms and compensation to be negotiated separately from the Goldstein Employment Agreement and evidenced in a separate agreement, for Mr. Goldstein's role with respect to any business development or any management support activities (as such activities are defined in the Goldstein Employment Agreement) as may be requested or desired by the Company (ii) for any business development whereby Mr. Goldstein introduces a prospect to the Company that enters into a licensing agreement with the Company, the Company agrees to pay Mr. Goldstein compensation equal to 5%, per annum of the license fee on a transaction for the entire term of such licensing agreement and (iii) in the event the Company completes a private placement offering pursuant to the new Jobs Act to which the Company raises a minimum of $5,000,000 in net proceeds, then Mr. Goldstein will receive a cash payment of $100,000.

David Danhi

On October 18, 2012, the Company entered into an employment agreement (the "Danhi Employment Agreement") with David Danhi. The agreement stipulates that Mr. Danhi will work no fewer than (40) hours per week. Pursuant to the terms of the Danhi Employment Agreement, the Company will pay Mr. Danhi $150,000 annually. In addition, Mr. Danhi will receive reimbursement for all reasonable expenses which Danhi incurs during the course of performance under the Danhi Employment Agreement. The term of the Danhi Employment Agreement is for three years. Mr. Danhi can terminate the Employment Agreement after four months with 30 days notice. The Company can terminate the Danhi Employment Agreement upon notice to Mr. Danhi.

Deepak Devaraj

In connection with the Asset Purchase Agreement, on August 8, 2013, the Company entered into an employment agreement (the "Devaraj Employment Agreement") with Deepak Devaraj. Pursuant to the Devaraj Employment Agreement, Mr. Devaraj was appointed as Director of Business Development and appointed to the Board of Directors (the "Board").  The term of employment is for a period of three (3) years, subject to an additional 3 year extension based upon the mutual agreement of the Company and Mr. Devaraj.  The Devaraj Employment Agreement stipulates that Mr. Devaraj devote substantially all of his time to the Company. Mr. Devaraj will be entitled to certain benefits, including reimbursement for certain expenses and vacation days. The Devaraj Employment Agreement may be terminated by the Company upon death, Mr. Devaraj's inability to continue performing his duties under the agreement, a material breach of the provisions of the agreement or for cause (as such term is defined in the Devaraj Employment Agreement).

In consideration for entering into the Devaraj Employment Agreement, Mr. Devaraj will receive the following fully vested options to purchase shares of Common Stock: (i) 250,000 options with an exercise price of $2.00 per share (ii) 250,000 options with an exercise price of $3.00 per share (iii) 250,000 options with an exercise price of $4.00 per share, and (iv) 250,000 options with an exercise price of $5.00 per share. Each of the options are exercisable for a term of 10 years (see Note 13). Mr. Devaraj will not be entitled to a base salary, but will receive compensation, on a case-by-case basis and on terms to be negotiated separately from the Devaraj Employment Agreement and evidenced in a separate agreement, for Mr. Devaraj's role with respect to any business development or any management support activities as may be requested or desired by the Company.  Further, in the event Mr. Devaraj introduces the Company to a prospective party that results in the Company entering into a licensing agreement or franchise agreement, Mr. Devaraj shall receive a (a) 5% commission on the first year of the license or franchise fee paid to the Company, (b) 4.5% commission on the second year of the license or franchise fee paid to the Company, (c) 4% commission on the third year of the license or franchise fee paid to the Company, (d) 3.5% commission on the fourth year of the license or franchise fee paid to the Company, (e) 3% commission on the fifth year of the license or franchise fee paid to the Company, and (f) 2.5% commission for the remainder of the term of the license or franchise agreement.

Contingencies

The Company is subject to certain legal proceedings and claims, which arise in the ordinary course of its business. Although occasional adverse decisions or settlements may occur, the Company believes that the final disposition of such matters should not have a material adverse effect on its financial position, results of operations or liquidity.